Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report

Dear Shareholder:

We are pleased to present our first annual report for the Adhia Twenty Fund. This report covers the twelve month period from January 1, 1999 through December 31, 1999. For this twelve month period, Adhia Twenty Fund has posted a gain of 29.82% compared to a 21.04% return on the Standard and Poor's 500.

The gain leaders for Adhia Twenty Fund were Oracle Corp. (ORCL), Intuit, Inc.(INTU), Amgen, Inc. (AMGN) with returns of 289%, 163%, and 112% respectively. Oracle is the world's second largest software company. It provides software products for information management, and also provides consulting services. Current explosion in E-commerce and internet has brought a whole new market for the company. Intuit has developed a niche in the financial and tax software market. The company has successfully developed software for small businesses and personal use - Quicken, Quickbooks, Turbo-tax, etc. Intuit's internet strategy and cross-selling of financial services products makes this company very attractive. Amgen has been a leader in biotechnology research. With the application of computer for modeling and finding new drugs, and expedite filing of documents with the FDA, we expect the speed of new drugs into the market to be faster, and expect Amgen to lead the way in biotechnology. We consider Amgen to be an attractive long-term investment.

Our loss leaders were CompUSA, Inc (CPU), Albertsons (ABS), and HealthSouth Corporation (HRC). CompUSA operates computer superstores in USA. It got hurt by falling per unit prices, and loss of sales to corporate, education customers and the government. Its faces stiff competition on the internet, though it sells on the Internet itself. Albertsons results were hurt by delay in achieving operation synergy with its current acquisition. HealthSouth provides outpatient surgery and rehabilitative services. Its future dimmed by a decrease in Medicare reimbursement rates. The fund is planning to dispose off all these loss leaders within the next few months during upswing of these stocks.


Outlook for the next millennium:
We believe that the US economy will continue to exhibit slower growth along with a little help from the Federal Reserve. International markets seem to have regained stability, and in some cases, even strength. These factors favor the multinational companies, and cyclic sectors like Pulp and Paper. Our fund will be looking to invest in companies that represent these sectors.

Our fund has avoided the high flying internet stocks, most of which have come down after their initial offering. However, we will keep an eye on solid Internet companies like Yahoo. The pharmaceutical sector has shown buying opportunities. We will continue to strive to target combination of growth stocks with reasonable market multiples.

We appreciate your confidence over the past twelve months, and look forward to your continued participation in Adhia Twenty Fund.

/S/ Hitesh P. Adhia
President

Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report
Statement of Assets and Liabilities
As of December 31, 1999


ASSETS:
        Investment in Securities                              $ 139,073.10
	Cash at Fidelity Reserve                      		172,237.87
        Receivable from Advisors                                  3,887.31
        Prepaid Insurance                                           541.00

        Total Assets                                          $ 315,739.28


LIABILITIES:
        Accrued Expense                                           3,250.33


                Total Liabilities                                 3,250.33

NET ASSETS:
	Net Assets (equivalent to $11.61 per share
		issued based on 26,909.21 Shares
                of Capital Stock outstanding) (Note V)          312,488.95

                Total Liabilities and Net Assets              $ 315,739.28



CALCULATION OF NET ASSETS
	Offering and Redemption Price Per Share
        ($312,488.95 / 26,909.212 Shares Outstanding)               $11.61



Attached Notes Are Integral Part of Financial Statements   Page 2

Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report

Statement of Operations
For the Twelve Months Ended December 31, 1999



INVESTMENT INCOME:
	Dividends						$   504.00
	Interest						  3,441.69

		Total Income							$3,945.69


EXPENSES:
        Director Fees                                               400.00
        Licenses and Permits                                        445.00
        Printing & Reproduction                                     721.76
        Transfer Agent Services                                   3,750.33
        Professional Fees                                         2,500.00
        Other Expenses                                              128.66
        Management Fees                                           1,652.00

		Operating Expenses          			 $9,597.75

                Less: Expense Reimbursement                      (5,539.31)

		Total Expenses				          		$4,058.44

INVESTMENT INCOME/(LOSS) - NET                                     		  (112.75)

NET REALIZED GAIN ON INVESTMENTS                                 		 20,108.01

CHANGE IN UNREALIZEDAPPRECIATION
        OF INVESTMENTS FOR THE YEAR                              		 28,232.75

NET GAIN ON INVESTMENTS                                          		 48,340.76

NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                               		$48,228.01

Attached Notes Are Integral Part of Financial Statements   Page 3

Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report

Statement of Changes in Net Assets
For the Years Ended December 31, 1999 and 1998

                                               1999                 1998

INCREASE (DECREASE) IN NET ASSETS
	FROM OPERATIONS

        Investment Income (Loss) - Net         ($112.75)            $624.04
	Net Realized Gain (Loss) on
                Investments                    20,108.01            (341.32)
	Change in Unrealized
                Appreciation on Investments    28,232.75          (3,021.78)
	Net Increase (Decrease) in Net
		Assets Resulting from
                Operations                     48,228.01          (2,739.06)


PROCEEDS FROM SHARES ISSUED                   152,000.00         115,000.00

TOTAL INCREASE                                200,228.01         112,260.94

NET ASSETS AT THE BEGINNING OF
        THE PERIOD                            112,260.94               0.00

NET ASSETS AT THE END OF THE PERIOD          $312,488.95        $112,260.94




Attached Notes Are Integral Part of Financial Statements   Page 4

Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report
Schedule of Investments As of December 31, 1999

                Security                 Shares    Cost Basis    Market Value
Common Stocks
   2.4%    Banking
           BANK AMERICA CORP             150       $8,467.40         $7,528.20
   5.1%    Communication and Equipment
           A T & T CORP COM              100        5,283.70          5,081.30
           CISCO SYSTEMS INC COM         100        5,189.95         10,712.50
   0.9%    Computer and Electronics
           COMPAQ COMPUTER CORP COM      100        2,314.95          2,706.30
  11.1%    Software and Services
           INTUIT                        300        6,902.45         17,981.40
           ORACLE CORP COM               150        2,576.22         16,809.45
  13.4%    Health Care
           AMGEN INC COM                 100        6,114.95         12,012.60
           BOSTON SCIENTIFIC CORPORATION 400        9,154.90          8,750.00
           GENZYME GENERAL CORPORATION   200        7,164.95          9,000.00
           HEALTHSOUTH CORP COM          200        3,202.45          1,075.00
           MCKESSON CORPORATION          200        5,814.95          4,500.00
           PFIZER INC                    200        6,714.95          6,487.60
   3.9%    Retail and Consumer Products
           ALBERTSONS INC COM            200        9,179.90          6,450.00
           COMP U S A INC COM            300        5,227.45          1,518.90
           OFFICEMAX INC COM             400        4,017.40          2,175.20
           K MART CORP COM               200        3,364.95          2,012.60
   5.2%    Chemicals and Industrial
           COOPER TIRE & RUBBER CO COM   400        7,892.40          6,300.00
           AIR PRODUCTS                  300        8,564.95         10,068.90
   2.5%    Transportation and Travel
           MANDALAY RESORT GROUP COM     200        3,559.97          4,025.00
           U A L CORP COM                 50        3,152.45          3,878.15

  44.5%    Total Common Stocks                   $113,861.29       $139,073.10

Total Investment in Securities                   $113,861.29       $139,073.10

55.1%   Total Cash at Fidelity Cash Reserve      $172,237.87       $172,237.87

0.4%    Other Assets                                                 $1,177.98

100%    Net Asset                                $286,099.16       $312,488.95

Attached Notes Are Integral Part of Financial Statements   Page 5

Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report
Schedule of Investments As of December 31, 1999

Notes to Financial Statements

I	Significant Accounting Policies:

The following is a summary of significant accounting polices of the Adhia Twenty Fund (the "Fund"), a portfolio of the Adhia Funds, Inc. (the "Company") which is an open-end non-diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company was incorporated under the laws of Maryland on January 27, 1998, and the Registration was effective January 1, 1999. The Fund's investment objective is to seek capital appreciation through investment in an average of about twenty different stocks.

(a) Each security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. short-term investment are valued at amortized costs which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the schedule of investments, are substantially the same for Federal income tax purposes.

(b) Net realized gains and losses on common stock are computed on the identified cost basis.

(c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to a regulated investment company.

(d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

(f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

II      Fund Advisor:

The  Fund has an agreement with Adhia Investment Advisors, Inc.
(the "Advisor"), with whom certain officers and directors of Adhia Funds, Inc. are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 2 1/2% which is the lowest limitation imposed by state securities administrators, the Advisor will reimburse the Fund for the amount of such excess. For the period ended December 31, 1999, the Advisor waived advisory fees in the amount of $ 1,652. Additionally, the Advisor will be reimbursing the Fund for excess expenses in the amount of $3,887.31 which makes a total advisor reimbursement of $5,539.31.

III     Organization Costs:

Organizational costs and initial registration expenses are paid by the sponsor and Advisor Adhia Investment Advisors, Inc.

IV. 	Investment Transactions:

	For the period ended December 31, 1999, purchases and proceeds of sales of investment securities were $118,928.65 and $77,644.05 respectively for common stock.

V.	Capital Stock:

Capital Stock, is composed of Common Stock 500,000,000 Shares Authorized and 26,909.21 issued at $.001 par value. Net Assets are composed of Capital Stocks Investment Plus Accumulated Net Investment Income, Plus Accumulated Realized Gain on Investments, Plus Change in Unrealized Appreciation of Investments Net of Distributions to Stockholders.

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period as follows:

						1999		1998
Net assets value at beginning of the year	$9.70	       $10.00
Income Loss From Operation:
Net investment Income (Loss) (a)		<2.26>		<0.01>
Net realized gain (loss) (b)			 1.74		<0.03>
Net unrealized gain (loss) (b)			 2.43		<0.26>
Net Assets value at end of year (c)	       $11.61		$9.70

(a) This amount has been adjusted for changed in the average number of stocks outstanding throughout the period.
(b) Computer using the number of shares outstanding at the beginning of the period 11,577.58 and 11,500 shares for 1999 and 1998 respectively.
(c) Computed using the number of shares outstanding at the end of the period 26,909.21 and 11,577.58 for 1999 and 1998 respectively.

Independent Auditor's Report


The Board of Directors and Shareholders
Adhia Funds, Inc.
     Adhia Twenty Fund Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Adhia Funds, Inc. -Adhia Twenty Fund Portfolio, as of December 31, 1999 and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adhia Funds Inc. - Adhia Twenty Portfolio at December 31, 1999, the results of its operations for the year then ended, the changes in their net assets and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States.

                                             Alan K. Geer, CPA, PA


Tampa, Florida
February 26, 2000

Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report

Management Office
1311 N. Westshore Blvd., Suite 110
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813) 289-8849


Board of Directors
Hitesh (John) P. Adhia
Dr. Thomas L. Wheelen
Pravin D. Patel
Anil D. Amlani


Investment Advisors
Adhia Investment Advisors, Inc.
1311 N. Westshore Blvd., Suite 110
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813)289-8849

Transfer Agent and Dividend Disbursing Agent
Fund Services, Inc.
1500 Forest Avenue, Suite 111
Richmond, VA 23229
Phone: (800) 627 8172
Fax: (804) 628-4077

Independent Auditors
Alan K. Geer, CPA, PA
7401 D Temple Terrace Highway
Temple Terrace, FL 33637